Share Capital/Treasury Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Share Capital Reserves and other Equity Interest [Abstract]
Share Capital/Treasury Shares
2 2 .	SHARE CAPITAL/TREASURY SHARES
Share capital
The share capital as of January 1, 2023 and June 30, 2023 represented the issued ordinary share capital of the Company.

	NOTES		Number of shares	Par value per share	Amount
				US$	In thousands of US$
Authorized:
As of January 1, 2022, and June 30, 2022 and January 1, 2023			444,343,488		44

As of June 30, 2023	(i	)	600,000,000		65

Issued and fully paid:
As of January 1, 2022			393,252,140		40
Exercise of share options	(ii	)	6,973,958	0.0001	1

As of June 30, 2022			400,226,098		41

As of June 30, 2022, restated by applying the exchange ratio pursuant to the Business Combination			28,687,806		3

As of January 1, 2023			401,804,327		41

As of January 1, 2023, restated by applying the exchange ratio pursuant to the Business Combination			28,800,932		3

Class B ordinary shares issued to holders of the convertible preferred shares			54,420,964		6
Class A ordinary shares issued in connection to the Business Combination			3,312,715
Class A ordinary shares issued to the Series A preferred shareholders (PIPE) in May 2023			2,668,750
Class B ordinary shares issued to PIPE investors			230,000
Exercise of share options	(iii	)	47,443	0.0001

As of June 30, 2023			89,480,804		9

Note i:
Pursuant to the Apollomics’ sixth amended and restated memorandum and articles of association (the “MAA”) the authorized share capital of Apollomics is 500,000,000 Class A Ordinary Shares, and 100,000,000 Class B Ordinary Shares, and 50,000,000 preference shares, par value $0.0001 per share.
Note ii:
During the six months ended June 30, 2022, share option holders exercised their rights to subscribe for 158,333, 6,750,000, 25,000 and 40,625 ordinary shares in the Company at an exercise price of US$0.01, US$0.02, US$0.21 and US$0.26 per share, respectively.
Note iii:
During the six months ended June 30, 2023, share option holders exercised their rights to subscribe for 23,893, 16,202, 4,122 and 3,226 ordinary shares in the Company at an exercise price of US$0.28, US$2.93, US$3.63 and US$4.32 per share, respectively.

All the ordinary shares issued during the six months ended June 30, 2022 and 2023 rank pari passu with the existing shares in all respects.
On March 29, 2023, the Company’s Class A ordinary shares and warrants are listed on Nasdaq under the trading symbols “APLM” and “APLMW,” respectively. Pursuant to the Apollomics’ sixth amended and restated memorandum and articles of association (the “MAA”) the authorized share capital of Apollomics is 500,000,000 Class A Ordinary Shares, and 100,000,000 Class B Ordinary Shares, and 50,000,000 preference shares, par value $0.0001 per share.
Treasury shares

	Number of treasury shares	Subscription price per share	Amount
		US$	In thousands of US$
As of January 1, 2022	1,009,724		1,647
Restricted shares vested	(83,482)	0.0003	(21)
Early exercised share options vested during the period	(429,490)	0.0036	(1,558)

As of June 30, 2022	496,752		68

As of January 1, 2023	496,752		68
Restricted shares vested	(496,752)	0.0001	(68)

As of June 30, 2023	—		—

Treasury shares represented unvested restricted shares granted to the director of the Company and the unvested restricted shares issued upon the early exercise of share options as elected by the director of the Company.

25.	SHARE CAPITAL/TREASURY SHARES
Share capital
The share capital as of December 31, 2020, 2021 and 2022 represented the issued ordinary share capital of the Company.

	Notes	Number of shares	Par value per share	Amount
			US$	US$
Authorized:
As of January 1, 2020, December 31, 2020, 2021 and 2022		444,343,488		44

Issued and fully paid:
As of January 1, 2020		360,791,045		36
Exercise of share options	(i)	25,949,960	0.0001	3

As of December 31, 2020		386,741,005		39
Exercise of share options vested	(ii)	6,511,135	0.0001	1

As of December 31, 2021		393,252,140		40
Exercise of share options vested	(ii)	8,552,187	0.0001	1

As of December 31, 2022		401,804,327		41

All the ordinary shares and restricted shares issued during the years ended December 31, 2020, 2021 and 2022 rank pari passu
with the existing shares in all respects.
Notes:

(i)
During the year ended December 31, 2020, share option holders exercised their rights to subscribe for 2,873,037 and 23,076,923 shares in the Company at exercise price of US$0.01 and US$0.26 per share, respectively. Out of the 23,076,923 shares at exercise price of US$0.26 per share, 11,918,299 shares were issued upon the early exercise of the share options during the vesting period and these shares are subject to the Repurchase Option (as defined in Note 26) and regarded as unvested restricted shares. The consideration received by the Group on these shares amounting to US$3,099 was recorded as financial liabilities arising from unvested restricted shares (details are set out in Note 22).

(ii)
During the year ended December 31, 2021, share option holders exercised their rights to subscribe for 6,004,989, 134,375 and 371,771 ordinary shares in the Company at an exercise price of US$0.01, US$0.02 and US$0.21 per share, respectively.

(iii)
During the year ended December 31, 2022, share option holders exercised their rights to subscribe for 498,958, 7,088,541, 101,146 and 863,542 ordinary shares in the Company at an exercise price of US$0.01, US$0.02, US$0.21 and US$0.26 per share, respectively.

Treasury shares

	Number of treasury shares	Subscription price per share	Amount
		US$	US$
As of January 1, 2020	40,583,273		322
Unvested share options early exercised	11,918,299	0.26	3,099
Restricted shares vested	(26,135,657)	0.003~0.01	(169)

As of December 31, 2020	26,365,915		3,252
Restricted shares vested	(6,352,715)	0.01	(64)
Early exercised share options vested	(5,926,452)	0.26	(1,541)

As of December 31, 2021	14,086,748		1,647
Restricted shares vested	(1,164,666)	0.01	(21)
Early exercised share options vested	(5,991,847)	0.26	(1,558)

As of December 31, 2022	6,930,235		68

Treasury shares represented unvested restricted shares granted to the directors of the Company and an employee of the Group and the unvested restricted shares issued upon the early exercise of share options as elected by the director of the Company during the vesting period as disclosed in Note 26.